CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Convertible preferred stock

	March 31, 2021
	Authorized Shares	Outstanding Shares	Net Carrying Value	Liquidation Preference
			(in thousands)
Series D’	190,000,000	105,386,149	$129,339	$161,515
Series D	87,235,535	33,483,143	46,979	51,316
Series C	64,129,209	23,298,388	35,293	35,514
Series B	36,969,407	9,185,302	7,049	7,123
Series A’	30,991,277	4,158,503	1,702	1,865
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	409,351,021	175,531,186	$220,955	$258,084

The authorized, issued and outstanding shares of the convertible preferred stock and liquidation preferences as of the periods presented were as follows:

	December 31, 2020
	Authorized	Outstanding	Net Carrying	Liquidation
	Shares	Shares	Value	Preference

			(in thousands)
Series D’	190,000,000	105,386,149	$129,339	$161,516
Series D	87,235,535	33,392,701	46,587	51,178
Series C	64,129,209	23,298,388	35,293	35,514
Series B	36,969,407	9,185,302	7,049	7,123
Series A’	30,991,277	4,158,503	1,702	1,865
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	409,351,021	175,440,744	$220,563	$257,947

	December 31, 2019
	Authorized	Outstanding	Net Carrying	Liquidation
	Shares	Shares	Value	Preference

			(in thousands)
Series D’	102,000,000	78,932,752	$99,588	$120,972
Series D	87,235,535	35,586,652	49,772	54,540
Series C	64,129,209	41,305,384	62,570	62,962
Series B	36,969,407	9,126,596	7,071	7,078
Series A’	30,991,277	26,171,809	11,535	11,738
Series A	21,288	16,740	593	751
Series 1	4,305	2,961	—	—
Total	321,351,021	191,142,894	$231,129	$258,041

Common stock reserved for issuance

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	December 31,
	2020	2019
Shares reserved for convertible preferred stock outstanding	175,440,744	191,142,894
Shares reserved for warrants to purchase shares of common stock	6,001,639	6,001,639
Shares reserved for warrants to purchase shares of preferred stock	44,296,242	29,624,663
Options issued and outstanding	51,379,939	42,846,649
Shares available for future option grants	11,048	4,299,140
Total	277,129,612	273,914,985